Events After the Close of the Fiscal Year	12 Months Ended
Dec. 31, 2017
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Events After the Close of the Fiscal Year

Note 24: Events After the Close of the Fiscal Year

On February 14, 2018, the Company provided an update on the regulatory progress for Viaskin Peanut and announced that the U.S. Food and Drug Administration (FDA) agreed that the available efficacy and safety data for Viaskin Peanut supported the submission of a Biologics License Application (BLA) for the treatment of peanut allergy in children four to 11 years of age.

The FDA provided written responses to the clinical pre-BLA meeting package submitted by the Company. These responses reflect agreement on the content of the clinical module of the BLA for Viaskin Peanut. The Company is planning to submit its BLA for Viaskin Peanut in the second half of 2018, and its MAA in the end of 2018 or the first quarter of 2019.

At a meeting held on February 15, 2018, the Board of Directors confirmed that the free shares’ vesting conditions based on the PEPITES trial’s efficacity criteria was achieved. The share-based compensation expense corresponding to the acceleration of the vesting period and related employer’s contribution will be recorded in the first quarter of 2018 for an aggregate amount of approximately €5.4 million.

On February 26, 2018, the Company announced preliminary results from Part B, or Phase II, of a Phase I/II study evaluating the efficacy and safety of three dose regimens of Viaskin Milk (150 µg, 300 µg, 500 µg) in 198 patients for the treatment of IgE-mediated cow’s milk protein allergy (CMPA). The MILES (Milk Efficacy and Safety) study was designed to determine a safe and effective dose in two age groups: children ages two to 11 and adolescents ages 12 to 17.

Following analyses of the data, the 300 µg dose was identified as the dose with the greatest observed clinical activity for children (intent-to-treat, p=0.042). The Company believes these preliminary results support further advancement of the Viaskin Milk program, and intends to discuss findings with regulatory authorities to determine the design of future studies.

The Company evaluated all other subsequent events that occurred after December 31, 2017 through the date of issuance of the consolidated financial statements and determined there are no other significant events that require adjustments or disclosure in such consodliated financial statements.